DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
A summary of the Company’s consolidated statements of operations from the above discontinued operations for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the Years Ended December 31,
	2019	2018	2017

Revenue	$-	$-	$609
Cost of revenue	-	-	588
GROSS PROFIT	-	-	21
Selling, general and administrative	-	289	116
Net loss	-	(289)	(95)
Less: Net loss attributable to non-controlling interests	-	123	47
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE
TO ICTS INTERNATIONAL N.V.	$-	$(166)	$(48)